Shareholders' Equity - Schedule of Retained Earnings (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Class of Stock [Line Items]
PRC statutory reserve funds	¥ 67,800	$ 9,549	¥ 60,847
Unreserved retained (losses)/earnings	(680,902)	(95,903)	(70,271)
Total accumulated losses	¥ (613,102)	$ (86,354)	¥ (9,424)